Intellectual Property (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intellectual Property [Abstract]
Amortization expense intellectual property	$ 48,770	$ 48,770	$ 97,540	$ 97,540
Estimated useful lives	5 years		5 years